OI's GROUP MOBILE ASSETS AUCTION OUTCOME (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
OI's GROUP MOBILE ASSETS AUCTION OUTCOME
Total offered amount	R$ 16,500,000
Offer base price	15,744,000
Transitional services to be rendered	756,000
Net present value (NPV)	R$ 819,000
Disbursement of Base Price (as a percent)	33.00%
Disbursement of Base Price	R$ 55,000,000
Disbursement of Net Present Value (NPV)	R$ 179,000
Disbursement of Net Present Value (NPV) (as a percent)	22.00%
Number of different specific purpose entities	3
Shares of number of SPE to be acquired by entity that will hold the assets to be attributed to the Company pursuant to segregation plan	1
Amount of clients selected by entity	R$ 10,500
Clients selected by entity as a percentage of total customer base	29.00%
Spectrum selected by entity as a percentage of total radiofrequencies	46.00%
Number of mobile access sites selected by entity	27
Mobile access sites selected by entity as a percentage of total sites	19